Schedule of Investments(a)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–88.73%
Advertising–0.46%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$530,000	$617,120
Lamar Media Corp.,
3.75%, 02/15/2028	374,000	377,834
3.63%, 01/15/2031(b)	100,000	96,500
		1,091,454
Aerospace & Defense–0.39%
Boeing Co. (The),
2.75%, 02/01/2026	383,000	399,122
2.20%, 02/04/2026	485,000	487,154
TransDigm, Inc., 6.38%, 06/15/2026	48,000	49,743
		936,019
Agricultural Products–0.23%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	55,000	54,976
Cargill, Inc.,
0.75%, 02/02/2026(b)	191,000	189,035
3.13%, 05/25/2051(b)	306,000	305,873
		549,884
Airlines–2.70%
American Airlines Pass-Through Trust,
Series 2017-1, Class AA, 3.65%, 02/15/2029	451,605	463,583
Series 2017-2, Class AA, 3.35%, 10/15/2029	29,317	29,619
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	84,000	88,518
5.75%, 04/20/2029(b)	123,000	132,103
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	540,037	550,399
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	447,000	466,139
Series 2020-1, Class AA, 2.00%, 06/10/2028	334,686	336,035
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	135,000	157,076
7.38%, 01/15/2026	134,000	157,887
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	372,000	401,849
4.75%, 10/20/2028(b)	624,000	681,640
	Principal Amount	Value
Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	$305,203	$312,956
Series 2016-1, Class B, 3.65%, 01/07/2026	295,736	294,094
Series 2020-1, Class A, 5.88%, 10/15/2027	601,443	668,297
Series 2018-1, Class AA, 3.50%, 03/01/2030	539,795	565,450
Series 2019-1, Class A, 4.55%, 08/25/2031	269,862	288,765
Series 2019-1, Class AA, 4.15%, 08/25/2031	524,928	569,056
United Airlines, Inc.,
4.38%, 04/15/2026(b)	150,000	155,627
4.63%, 04/15/2029(b)	97,000	100,337
		6,419,430
Alternative Carriers–0.10%
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	220,000	212,399
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	18,000	20,470
		232,869
Apparel Retail–0.14%
L Brands, Inc., 6.75%, 07/01/2036	73,000	87,002
Ross Stores, Inc., 0.88%, 04/15/2026	257,000	252,308
		339,310
Application Software–0.16%
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	380,000	371,929
Asset Management & Custody Banks–1.67%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	1,112,000	1,216,459
Ameriprise Financial, Inc., 3.00%, 04/02/2025	363,000	389,984
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	50,000	51,812
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	1,304,000	1,649,784
CI Financial Corp. (Canada), 3.20%, 12/17/2030	444,000	450,923
Owl Rock Capital Corp., 2.63%, 01/15/2027	210,000	210,016
		3,968,978
Auto Parts & Equipment–0.04%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	30,000	32,663
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	22,000	22,713
Dana, Inc., 5.38%, 11/15/2027	37,000	39,405
		94,781

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Automobile Manufacturers–1.32%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	$316,000	$303,755
Ford Motor Co.,
8.50%, 04/21/2023	88,000	98,347
9.00%, 04/22/2025	169,000	206,696
9.63%, 04/22/2030	38,000	52,965
4.75%, 01/15/2043	71,000	71,723
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	206,000	211,161
Hyundai Capital America, 4.30%, 02/01/2024(b)	1,788,000	1,941,101
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	54,000	57,110
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	200,000	198,077
		3,140,935
Automotive Retail–0.11%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	120,000	120,917
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	86,000	88,460
Penske Automotive Group, Inc., 5.50%, 05/15/2026	59,000	60,906
		270,283
Biotechnology–0.02%
AbbVie, Inc., 4.05%, 11/21/2039	50,000	56,017
Brewers–0.23%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.00%, 11/15/2039	343,000	547,017
Broadcasting–0.03%
Gray Television, Inc., 7.00%, 05/15/2027(b)	75,000	81,262
Cable & Satellite–2.23%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	149,000	154,252
5.00%, 02/01/2028(b)	31,000	32,473
4.50%, 08/15/2030(b)	99,000	101,009
4.25%, 02/01/2031(b)	140,000	139,895
4.50%, 06/01/2033(b)	204,000	203,806
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
5.38%, 04/01/2038	42,000	50,103
3.50%, 06/01/2041	322,000	307,699
5.75%, 04/01/2048	316,000	386,829
3.90%, 06/01/2052	340,000	326,871
3.85%, 04/01/2061	446,000	410,293
4.40%, 12/01/2061	340,000	344,487
Comcast Corp.,
6.45%, 03/15/2037	531,000	759,072
4.60%, 10/15/2038	326,000	393,219
2.80%, 01/15/2051	357,000	329,515
Cox Communications, Inc.,
1.80%, 10/01/2030(b)	40,000	37,621
2.60%, 06/15/2031(b)	266,000	265,271
3.60%, 06/15/2051(b)	680,000	681,276
	Principal Amount	Value
Cable & Satellite–(continued)
CSC Holdings LLC,
6.75%, 11/15/2021	$67,000	$68,729
5.25%, 06/01/2024	94,000	102,079
DISH DBS Corp., 7.75%, 07/01/2026	22,000	25,018
Sirius XM Radio, Inc., 4.13%, 07/01/2030(b)	175,000	175,656
		5,295,173
Casinos & Gaming–0.28%
Boyne USA, Inc., 4.75%, 05/15/2029(b)	43,000	44,509
International Game Technology PLC, 4.13%, 04/15/2026(b)	200,000	206,763
MGM Resorts International,
7.75%, 03/15/2022	42,000	44,017
6.00%, 03/15/2023	67,000	71,606
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	86,000	88,044
Scientific Games International, Inc., 8.25%, 03/15/2026(b)	119,000	128,163
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	83,000	86,091
		669,193
Coal & Consumable Fuels–0.07%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	165,000	170,981
Commodity Chemicals–0.10%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	245,000	237,262
Computer & Electronics Retail–0.02%
Rent-A-Center, Inc., 6.38%, 02/15/2029(b)	52,000	55,793
Construction & Engineering–0.08%
AECOM, 5.13%, 03/15/2027	24,000	26,580
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	88,000	89,760
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	40,000	41,275
9.75%, 07/15/2028(b)	33,000	36,795
		194,410
Construction Materials–0.18%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	384,000	430,704
Consumer Finance–0.56%
Ally Financial, Inc.,
5.13%, 09/30/2024	34,000	38,509
4.63%, 03/30/2025	223,000	251,241
Series C, 4.70%(c)(d)	412,000	416,635
Navient Corp.,
7.25%, 01/25/2022	25,000	25,938
7.25%, 09/25/2023	184,000	202,184
5.00%, 03/15/2027	82,000	83,537
5.63%, 08/01/2033	28,000	26,918
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Consumer Finance–(continued)
OneMain Finance Corp.,
6.88%, 03/15/2025	$50,000	$56,562
7.13%, 03/15/2026	120,000	139,800
5.38%, 11/15/2029	90,000	95,946
		1,337,270
Copper–0.14%
Freeport-McMoRan, Inc.,
4.38%, 08/01/2028	161,000	170,282
5.40%, 11/14/2034	139,000	164,965
		335,247
Data Processing & Outsourced Services–0.28%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	115,000	118,163
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	50,000	49,029
Square, Inc.,
2.75%, 06/01/2026(b)	164,000	165,533
3.50%, 06/01/2031(b)	328,000	328,390
		661,115
Department Stores–0.16%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	106,000	113,155
Macy’s, Inc., 8.38%, 06/15/2025(b)	233,000	257,768
		370,923
Diversified Banks–10.86%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,177,124
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	211,000	213,705
3.80%, 05/17/2031(b)	200,000	202,722
Australia & New Zealand Banking Group Ltd. (Australia),
2.57%, 11/25/2035(b)(c)	229,000	220,099
6.75%(b)(c)(d)	765,000	899,514
Bank of America Corp.,
2.69%, 04/22/2032(c)	580,000	588,466
7.75%, 05/14/2038	765,000	1,192,599
2.68%, 06/19/2041(c)	75,000	70,974
Series AA, 6.10%(c)(d)	1,369,000	1,541,744
Series DD, 6.30%(c)(d)	402,000	466,692
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	605,389
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	535,000	585,408
BPCE S.A. (France), 2.28%, 01/20/2032(b)(c)	260,000	252,374
Citigroup, Inc.,
5.50%, 09/13/2025	1,116,000	1,313,616
3.11%, 04/08/2026(c)	414,000	444,527
4.41%, 03/31/2031(c)	335,000	385,592
2.57%, 06/03/2031(c)	60,000	60,754
2.56%, 05/01/2032(c)	374,000	375,154
4.65%, 07/23/2048	249,000	312,212
3.88%(c)(d)	619,000	625,190
Series A, 5.95%(c)(d)	108,000	113,696
Series V, 4.70%(c)(d)	260,000	267,638
	Principal Amount	Value
Diversified Banks–(continued)
Citizens Bank N.A., 2.25%, 04/28/2025	$300,000	$313,973
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	225,000	221,093
Credit Agricole S.A. (France),
1.91%, 06/16/2026(b)(c)	250,000	256,082
7.88%(b)(c)(d)	200,000	226,250
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	615,000	637,758
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	772,000	777,211
HSBC Holdings PLC (United Kingdom),
1.65%, 04/18/2026(c)	202,000	205,400
2.01%, 09/22/2028(c)	575,000	575,966
2.80%, 05/24/2032(c)	207,000	209,190
4.60%(c)(d)	312,000	319,647
6.00%(c)(d)	845,000	933,725
ING Groep N.V. (Netherlands), 6.88%(b)(c)(d)	409,000	426,942
Intesa Sanpaolo S.p.A. (Italy), 4.95%, 06/01/2042(b)	393,000	400,774
JPMorgan Chase & Co.,
1.06% (3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	756,000	765,738
2.58%, 04/22/2032(c)	395,000	398,264
Series W, 1.16% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	790,000	667,550
Series KK, 3.65%(c)(d)	214,000	215,271
Series V, 3.52% (3 mo. USD LIBOR + 3.32%)(d)(e)	490,000	488,824
Mizuho Financial Group, Inc. (Japan), 2.17%, 05/22/2032(c)	500,000	488,620
National Australia Bank Ltd. (Australia), 2.99%, 05/21/2031(b)	263,000	264,520
Standard Chartered PLC (United Kingdom),
1.38% (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(e)	442,000	443,256
3.27%, 02/18/2036(b)(c)	471,000	470,040
7.50%(b)(c)(d)	210,000	220,089
7.75%(b)(c)(d)	459,000	500,820
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	50,000	48,181
UniCredit S.p.A. (Italy),
1.98%, 06/03/2027(b)(c)	294,000	294,496
3.13%, 06/03/2032(b)(c)	232,000	231,798
Wells Fargo & Co.,
5.38%, 11/02/2043	1,685,000	2,172,926
4.75%, 12/07/2046	344,000	419,169
Series BB, 3.90%(c)(d)	276,000	283,086
		25,791,848
Diversified Capital Markets–1.96%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(c)	280,000	311,688
4.50%(b)(c)(d)	468,000	456,347
5.10%(b)(c)(d)	478,000	485,137
5.25%(b)(c)(d)	448,000	468,720
7.13%(b)(c)(d)	426,000	445,911
7.50%(b)(c)(d)	592,000	640,248
7.50%(b)(c)(d)	200,000	216,300
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Diversified Capital Markets–(continued)
Macquarie Bank Ltd. (Australia), 6.13%(b)(c)(d)	$530,000	$573,903
UBS Group AG (Switzerland),
3.88%(b)(c)(d)	810,000	811,061
4.38%(b)(c)(d)	258,000	257,677
		4,666,992
Diversified Metals & Mining–0.89%
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/15/2051(b)	200,000	183,270
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	315,000	329,506
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	492,000	617,457
6.25%, 07/15/2041	762,000	988,404
		2,118,637
Diversified REITs–1.28%
iStar, Inc., 4.75%, 10/01/2024	90,000	94,185
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	283,000	314,558
5.25%, 01/30/2026(b)	764,000	857,590
4.87%, 01/15/2030(b)	360,000	398,250
6.39%, 01/15/2050(b)	1,180,000	1,365,602
		3,030,185
Drug Retail–0.93%
CVS Pass-Through Trust,
6.04%, 12/10/2028	705,146	833,698
5.77%, 01/10/2033(b)	1,149,299	1,371,776
		2,205,474
Electric Utilities–3.04%
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	436,000	393,213
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	400,000	413,502
Duke Energy Progress LLC, 2.50%, 08/15/2050	587,000	517,023
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,755,000	2,405,070
Georgia Power Co.,
2.85%, 05/15/2022	275,000	281,938
Series A, 2.20%, 09/15/2024	1,285,000	1,343,764
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	437,000	463,447
5.50%, 03/15/2057(c)	711,000	727,390
Series 21-A, 3.75%, 09/15/2051(c)	213,000	216,634
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	125,000	129,876
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	29,000	30,124
5.00%, 07/31/2027(b)	55,000	56,237
4.38%, 05/01/2029(b)	239,000	240,693
		7,218,911
Electrical Components & Equipment–0.35%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	376,000	366,048
AES Andres B.V. (Dominican Republic), 5.70%, 05/04/2028(b)	364,000	375,830
	Principal Amount	Value
Electrical Components & Equipment–(continued)
EnerSys,
5.00%, 04/30/2023(b)	$76,000	$79,651
4.38%, 12/15/2027(b)	18,000	18,669
		840,198
Electronic Components–1.70%
Corning, Inc., 5.45%, 11/15/2079	3,134,000	4,043,083
Electronic Equipment & Instruments–0.24%
Vontier Corp.,
2.40%, 04/01/2028(b)	312,000	309,829
2.95%, 04/01/2031(b)	266,000	263,484
		573,313
Electronic Manufacturing Services–0.19%
Jabil, Inc., 3.00%, 01/15/2031	450,000	456,836
Fertilizers & Agricultural Chemicals–0.09%
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	200,000	208,497
Financial Exchanges & Data–0.51%
Moody’s Corp., 5.25%, 07/15/2044	389,000	510,296
MSCI, Inc.,
3.88%, 02/15/2031(b)	257,000	261,497
3.63%, 11/01/2031(b)	209,000	210,971
S&P Global, Inc., 1.25%, 08/15/2030	247,000	229,034
		1,211,798
Food Distributors–0.21%
American Builders & Contractors Supply Co., Inc.,
4.00%, 01/15/2028(b)	86,000	88,085
3.88%, 11/15/2029(b)	420,000	413,847
		501,932
Food Retail–0.57%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	394,000	404,335
Alimentation Couche-Tard, Inc. (Canada), 3.63%, 05/13/2051(b)	390,000	392,865
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	259,237
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	164,000	171,913
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	125,000	126,811
		1,355,161
Health Care Distributors–0.06%
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	148,000	149,285
Health Care Facilities–0.51%
Encompass Health Corp., 4.75%, 02/01/2030	148,000	155,410
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Health Care Facilities–(continued)
HCA, Inc.,
5.00%, 03/15/2024	$698,000	$778,648
5.38%, 02/01/2025	39,000	43,680
5.25%, 04/15/2025	30,000	34,574
5.88%, 02/15/2026	71,000	81,206
5.38%, 09/01/2026	18,000	20,385
3.50%, 09/01/2030	100,000	102,833
		1,216,736
Health Care REITs–0.98%
Diversified Healthcare Trust,
6.75%, 12/15/2021	1,090,000	1,094,954
9.75%, 06/15/2025	81,000	90,201
4.38%, 03/01/2031	184,000	173,348
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	328,000	348,420
National Health Investors, Inc., 3.00%, 02/01/2031	175,000	166,669
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	457,000	447,347
		2,320,939
Health Care Services–0.51%
Akumin, Inc., 7.00%, 11/01/2025(b)	200,000	207,236
Cigna Corp., 4.80%, 08/15/2038	40,000	48,547
CVS Health Corp., 1.30%, 08/21/2027	278,000	271,753
DaVita, Inc.,
4.63%, 06/01/2030(b)	36,000	36,763
3.75%, 02/15/2031(b)	180,000	172,813
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	258,000	259,479
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	43,000	44,823
MEDNAX, Inc., 6.25%, 01/15/2027(b)	83,000	88,047
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	84,000	86,938
		1,216,399
Home Improvement Retail–0.31%
Lowe’s Cos., Inc.,
2.63%, 04/01/2031	340,000	345,945
3.50%, 04/01/2051	389,000	399,856
		745,801
Homebuilding–0.88%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	75,000	84,897
Lennar Corp.,
5.38%, 10/01/2022	56,000	59,298
4.75%, 11/15/2022	31,000	32,615
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	764,000	820,020
6.00%, 01/15/2043	530,000	674,070
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	200,000	199,772
PulteGroup, Inc.,
6.38%, 05/15/2033	2,000	2,603
6.00%, 02/15/2035	66,000	84,713
	Principal Amount	Value
Homebuilding–(continued)
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	$113,000	$121,852
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	10,000	10,712
		2,090,552
Hotels, Resorts & Cruise Lines–0.29%
Carnival Corp.,
11.50%, 04/01/2023(b)	49,000	56,128
10.50%, 02/01/2026(b)	25,000	29,537
5.75%, 03/01/2027(b)	25,000	26,594
Expedia Group, Inc.,
4.63%, 08/01/2027(b)	286,000	324,021
2.95%, 03/15/2031(b)	37,000	36,954
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	216,000	211,680
		684,914
Household Products–0.04%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	87,000	86,021
Independent Power Producers & Energy Traders–0.79%
AES Corp. (The),
1.38%, 01/15/2026(b)	258,000	255,207
2.45%, 01/15/2031(b)	284,000	275,672
Calpine Corp., 3.75%, 03/01/2031(b)	580,000	546,633
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	97,000	100,485
3.75%, 02/15/2031(b)	75,000	72,657
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	630,000	627,004
		1,877,658
Industrial Conglomerates–0.88%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	630,000	733,476
General Electric Co., 5.55%, 01/05/2026	1,127,000	1,345,055
		2,078,531
Industrial Machinery–0.20%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	42,000	42,229
EnPro Industries, Inc., 5.75%, 10/15/2026	79,000	83,555
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	87,000	88,849
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(b)	246,000	248,550
		463,183
Insurance Brokers–0.15%
Arthur J Gallagher & Co.,
2.50%, 05/20/2031	146,000	145,760
3.50%, 05/20/2051	218,000	221,566
		367,326
Integrated Oil & Gas–0.94%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	245,000	227,012
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
BP Capital Markets PLC (United Kingdom), 4.38%(c)(d)	$272,000	$289,340
Occidental Petroleum Corp.,
2.70%, 02/15/2023	16,000	16,116
2.90%, 08/15/2024	153,000	152,809
8.50%, 07/15/2027	15,000	18,256
6.13%, 01/01/2031	51,000	56,634
6.20%, 03/15/2040	39,000	41,200
4.10%, 02/15/2047	51,000	41,001
Saudi Arabian Oil Co. (Saudi Arabia),
2.88%, 04/16/2024(b)	771,000	817,735
4.38%, 04/16/2049(b)	346,000	385,548
3.50%, 11/24/2070(b)	200,000	187,448
		2,233,099
Integrated Telecommunication Services–4.76%
Altice France S.A. (France),
7.38%, 05/01/2026(b)	200,000	208,234
5.13%, 07/15/2029(b)	200,000	198,551
AT&T, Inc.,
1.36% (3 mo. USD LIBOR + 1.18%), 06/12/2024(e)	393,000	403,501
3.10%, 02/01/2043	499,000	473,333
3.50%, 09/15/2053(b)	1,174,000	1,115,580
3.55%, 09/15/2055(b)	3,939,000	3,729,890
3.50%, 02/01/2061	320,000	301,019
Embarq Corp., 8.00%, 06/01/2036	57,000	64,491
NBN Co. Ltd. (Australia), 2.63%, 05/05/2031(b)	458,000	460,955
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,066,000	1,502,987
Verizon Communications, Inc.,
0.85%, 11/20/2025	420,000	416,098
1.75%, 01/20/2031	328,000	308,477
2.55%, 03/21/2031	195,000	196,238
4.81%, 03/15/2039	377,000	461,915
2.65%, 11/20/2040	232,000	214,155
3.40%, 03/22/2041	197,000	200,579
2.88%, 11/20/2050	216,000	195,180
3.00%, 11/20/2060	636,000	565,852
3.70%, 03/22/2061	277,000	279,959
		11,296,994
Interactive Home Entertainment–0.66%
Activision Blizzard, Inc., 2.50%, 09/15/2050	471,000	402,219
Electronic Arts, Inc.,
1.85%, 02/15/2031	453,000	431,844
2.95%, 02/15/2051	431,000	401,940
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	357,000	337,428
		1,573,431
Interactive Media & Services–1.52%
Alphabet, Inc.,
1.90%, 08/15/2040	247,000	218,388
2.25%, 08/15/2060	429,000	359,566
Baidu, Inc. (China),
3.08%, 04/07/2025	210,000	222,057
1.72%, 04/09/2026	210,000	211,056
	Principal Amount	Value
Interactive Media & Services–(continued)
Entercom Media Corp., 6.75%, 03/31/2029(b)	$84,000	$85,629
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	86,000	83,866
Tencent Holdings Ltd. (China),
1.81%, 01/26/2026(b)	200,000	203,913
3.60%, 01/19/2028(b)	620,000	670,206
2.39%, 06/03/2030(b)	381,000	375,629
3.93%, 01/19/2038(b)	448,000	474,599
3.68%, 04/22/2041(b)	200,000	204,974
3.84%, 04/22/2051(b)	200,000	202,654
Twitter, Inc., 3.88%, 12/15/2027(b)	284,000	300,216
		3,612,753
Internet & Direct Marketing Retail–1.75%
Alibaba Group Holding Ltd. (China),
3.15%, 02/09/2051	336,000	320,941
4.40%, 12/06/2057	290,000	332,745
3.25%, 02/09/2061	382,000	362,309
Amazon.com, Inc.,
1.00%, 05/12/2026	194,000	194,000
2.10%, 05/12/2031	200,000	200,722
3.10%, 05/12/2051	675,000	674,482
Meituan (China),
2.13%, 10/28/2025(b)	400,000	396,723
3.05%, 10/28/2030(b)	500,000	485,557
Prosus N.V. (China), 3.83%, 02/08/2051(b)	1,092,000	1,012,260
QVC, Inc., 5.45%, 08/15/2034	167,000	170,095
		4,149,834
Internet Services & Infrastructure–0.56%
Leidos, Inc., 2.30%, 02/15/2031(b)	470,000	450,410
Twilio, Inc.,
3.63%, 03/15/2029	306,000	308,197
3.88%, 03/15/2031	321,000	325,595
VeriSign, Inc., 2.70%, 06/15/2031	242,000	242,920
		1,327,122
Investment Banking & Brokerage–2.83%
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	282,000	284,124
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	516,000	544,957
Charles Schwab Corp. (The), Series E, 4.63%(c)(d)	790,000	802,482
Goldman Sachs Group, Inc. (The),
0.59% (SOFR + 0.58%), 03/08/2024(e)	598,000	600,252
3.50%, 04/01/2025	360,000	392,683
0.80% (SOFR + 0.79%), 12/09/2026(e)	659,000	660,266
0.82% (SOFR + 0.81%), 03/09/2027(e)	846,000	846,752
6.75%, 10/01/2037	284,000	405,672
4.80%, 07/08/2044	970,000	1,217,028
Series T, 3.80%(c)(d)	15,000	15,060
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	30,000	33,277
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
2.19%, 04/28/2026(c)	$279,000	$291,906
3.62%, 04/01/2031(c)	345,000	380,264
3.22%, 04/22/2042(c)	10,000	10,189
NFP Corp., 4.88%, 08/15/2028(b)	33,000	33,124
Raymond James Financial, Inc., 3.75%, 04/01/2051	195,000	207,784
		6,725,820
IT Consulting & Other Services–0.06%
Gartner, Inc., 4.50%, 07/01/2028(b)	124,000	130,748
Leisure Facilities–0.02%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	44,000	44,636
Life & Health Insurance–2.94%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	288,000	327,874
Athene Global Funding,
1.20%, 10/13/2023(b)	489,000	494,638
2.50%, 01/14/2025(b)	362,000	378,493
1.45%, 01/08/2026(b)	226,000	225,917
Athene Holding Ltd.,
4.13%, 01/12/2028	887,000	983,790
6.15%, 04/03/2030	384,000	478,523
3.95%, 05/25/2051	68,000	69,550
Brighthouse Financial, Inc., 4.70%, 06/22/2047	370,000	399,901
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	1,167,000	1,254,275
MAG Mutual Holding Co., 4.75%, 04/30/2041	1,039,000	1,039,000
MetLife, Inc., 4.13%, 08/13/2042	357,000	413,655
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	339,000	360,386
Prudential Financial, Inc., 3.91%, 12/07/2047	503,000	559,618
		6,985,620
Managed Health Care–0.42%
Centene Corp.,
5.38%, 06/01/2026(b)	86,000	89,694
5.38%, 08/15/2026(b)	26,000	27,236
4.63%, 12/15/2029	88,000	95,116
3.38%, 02/15/2030	154,000	155,745
2.50%, 03/01/2031	649,000	622,686
		990,477
Metal & Glass Containers–0.21%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	200,000	200,016
Ball Corp., 5.25%, 07/01/2025	70,000	79,334
Intertape Polymer Group, Inc. (Canada), 4.38%, 06/15/2029(b)	34,000	34,382
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)	178,000	176,601
		490,333
	Principal Amount	Value
Movies & Entertainment–0.29%
Netflix, Inc.,
5.88%, 11/15/2028	$186,000	$225,310
5.38%, 11/15/2029(b)	26,000	30,777
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	210,000	208,039
2.00%, 09/03/2030	235,000	223,012
		687,138
Multi-line Insurance–1.66%
American International Group, Inc.,
3.40%, 06/30/2030	520,000	562,059
4.50%, 07/16/2044	1,359,000	1,586,398
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	379,000	428,856
4.63%, 04/29/2030	362,000	403,432
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	830,000	967,620
		3,948,365
Multi-Utilities–0.05%
WEC Energy Group, Inc., 1.38%, 10/15/2027	129,000	126,172
Office REITs–0.56%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	523,000	584,809
Highwoods Realty L.P., 2.60%, 02/01/2031	98,000	97,015
Office Properties Income Trust,
4.50%, 02/01/2025	521,000	562,222
2.65%, 06/15/2026	74,000	74,504
		1,318,550
Oil & Gas Drilling–0.14%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	87,000	89,936
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	70,000	72,970
Precision Drilling Corp. (Canada), 5.25%, 11/15/2024	37,000	36,190
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	70,000	70,054
6.88%, 04/15/2040(b)	57,000	61,429
		330,579
Oil & Gas Equipment & Services–0.04%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	82,000	86,267
Oil & Gas Exploration & Production–1.55%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	176,000	188,760
Cameron LNG LLC,
3.30%, 01/15/2035(b)	457,000	477,837
3.40%, 01/15/2038(b)	494,000	510,854
CNX Resources Corp., 7.25%, 03/14/2027(b)	80,000	86,132
EQT Corp.,
3.13%, 05/15/2026(b)	97,000	99,034
3.63%, 05/15/2031(b)	97,000	100,025
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(b)	$297,000	$293,815
2.94%, 09/30/2040(b)	439,000	435,540
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	615,000	604,053
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	42,000	41,527
8.00%, 01/15/2027	36,000	37,035
7.75%, 02/01/2028	52,000	52,374
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	81,000	85,151
Murphy Oil Corp.,
6.38%, 07/15/2028	254,000	267,061
6.38%, 12/01/2042	30,000	29,216
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	136,000	142,647
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	53,000	58,991
Range Resources Corp., 8.25%, 01/15/2029(b)	75,000	83,731
SM Energy Co., 10.00%, 01/15/2025(b)	86,000	97,576
		3,691,359
Oil & Gas Refining & Marketing–0.69%
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	148,000	149,110
Parkland Corp. (Canada),
5.88%, 07/15/2027(b)	410,000	437,593
4.50%, 10/01/2029(b)	208,000	211,560
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(b)	291,000	289,889
3.40%, 04/28/2061(b)	550,000	544,462
		1,632,614
Oil & Gas Storage & Transportation–3.34%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	39,000	40,170
5.75%, 03/01/2027(b)	17,000	17,552
5.75%, 01/15/2028(b)	34,000	35,009
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	39,000	40,657
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	112,000	116,071
Energy Transfer L.P.,
5.88%, 01/15/2024	85,000	94,598
5.00%, 05/15/2050	299,000	330,865
Enterprise Products Operating LLC,
3.13%, 07/31/2029	441,000	469,607
4.80%, 02/01/2049	286,000	338,892
4.20%, 01/31/2050	347,000	378,431
3.70%, 01/31/2051	195,000	196,162
Series D, 6.88%, 03/01/2033	92,000	127,521
4.88%, 08/16/2077(c)	514,000	501,191
EQM Midstream Partners L.P., 5.50%, 07/15/2028	92,000	98,443
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	124,000	128,830
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	$11,000	$11,290
Kinder Morgan, Inc., 7.80%, 08/01/2031	239,000	335,913
MPLX L.P.,
1.75%, 03/01/2026	343,000	347,745
4.80%, 02/15/2029	306,000	355,000
4.70%, 04/15/2048	348,000	388,746
5.50%, 02/15/2049	478,000	591,700
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	60,000	53,011
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	208,000	206,955
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	125,000	132,656
ONEOK Partners L.P., 6.85%, 10/15/2037	339,000	451,745
ONEOK, Inc., 6.35%, 01/15/2031	532,000	674,726
Plains All American Pipeline L.P., Series B, 6.13%(c)(d)	36,000	31,230
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	40,000	41,555
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	86,000	90,606
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 04/15/2026	115,000	120,606
5.00%, 01/15/2028	33,000	34,564
5.50%, 03/01/2030	11,000	11,899
Western Midstream Operating L.P., 2.29% (3 mo. USD LIBOR + 2.10%), 01/13/2023(e)	363,000	362,186
Williams Cos., Inc. (The),
7.88%, 09/01/2021	24,000	24,432
3.60%, 03/15/2022	667,000	680,607
4.55%, 06/24/2024	67,000	74,162
		7,935,333
Other Diversified Financial Services–2.51%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	1,208,000	1,288,030
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.50%, 09/15/2023	323,000	347,130
3.88%, 01/23/2028	150,000	158,662
Aragvi Finance International DAC (Moldova), 8.45%, 04/29/2026(b)	206,000	215,703
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	293,000	289,796
4.25%, 04/15/2026(b)	196,000	210,972
2.75%, 02/21/2028(b)	330,000	321,550
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	30,000	28,170
2.80%, 09/30/2050(b)	216,000	202,978
Blackstone Secured Lending Fund, 2.75%, 09/16/2026(b)	640,000	647,230
ILFC E-Capital Trust II, 4.25% (3 mo. USD LIBOR + 1.80%), 12/21/2065(b)(e)	100,000	86,801
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	$217,000	$218,669
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(b)	258,000	259,323
2.00%, 04/06/2028(b)	242,000	242,991
3.20%, 04/06/2041(b)	200,000	202,132
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l. (Mexico), 4.88%, 01/15/2028(b)	245,000	238,332
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	1,000,000	1,004,950
		5,963,419
Packaged Foods & Meats–0.56%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(b)	72,000	73,019
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	57,000	78,440
5.00%, 06/04/2042	59,000	68,671
4.38%, 06/01/2046	79,000	84,851
5.50%, 06/01/2050	91,000	113,290
MARB BondCo PLC (Brazil), 3.95%, 01/29/2031(b)	305,000	293,616
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	634,000	622,518
		1,334,405
Paper Packaging–0.17%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	381,000	395,764
Paper Products–0.18%
Georgia-Pacific LLC, 2.10%, 04/30/2027(b)	332,000	344,174
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	80,000	84,345
		428,519
Pharmaceuticals–0.54%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	51,000	53,686
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	32,000	32,768
9.00%, 12/15/2025(b)	41,000	43,958
6.25%, 02/15/2029(b)	75,000	73,406
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	228,000	236,552
Merck & Co., Inc., 2.35%, 06/24/2040	143,000	133,668
Organon Finance 1 LLC, 4.13%, 04/30/2028(b)	209,000	211,351
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	155,000	158,294
Takeda Pharmaceutical Co. Ltd. (Japan), 3.18%, 07/09/2050	259,000	248,550
Viatris, Inc., 3.85%, 06/22/2040(b)	84,000	86,865
		1,279,098
Property & Casualty Insurance–0.50%
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	280,000	297,733
2.45%, 03/15/2031	348,000	343,980
	Principal Amount	Value
Property & Casualty Insurance–(continued)
W.R. Berkley Corp.,
4.00%, 05/12/2050	$232,000	$255,456
3.55%, 03/30/2052	284,000	289,286
		1,186,455
Railroads–0.81%
CSX Corp., 4.65%, 03/01/2068	450,000	560,724
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	46,000	46,157
Norfolk Southern Corp., 3.40%, 11/01/2049	188,000	193,203
Union Pacific Corp.,
2.40%, 02/05/2030	482,000	492,005
3.95%, 08/15/2059	349,000	380,785
3.55%, 05/20/2061	253,000	256,584
		1,929,458
Real Estate Development–0.11%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	251,000	249,805
Regional Banks–1.24%
Citizens Financial Group, Inc.,
2.50%, 02/06/2030	369,000	374,887
3.25%, 04/30/2030	35,000	37,614
Fifth Third Bancorp,
4.30%, 01/16/2024	604,000	659,134
2.55%, 05/05/2027	235,000	247,994
KeyCorp, 2.25%, 04/06/2027	50,000	52,006
SVB Financial Group,
2.10%, 05/15/2028	208,000	209,206
1.80%, 02/02/2031	423,000	396,735
Series C, 4.00%(c)(d)	603,000	613,854
Synovus Financial Corp., 3.13%, 11/01/2022	339,000	349,610
		2,941,040
Renewable Electricity–0.03%
Tucson Electric Power Co., 3.25%, 05/01/2051	67,000	66,477
Research & Consulting Services–0.01%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	25,000	26,728
10.25%, 02/15/2027(b)	6,000	6,641
		33,369
Residential REITs–0.36%
Spirit Realty L.P.,
3.40%, 01/15/2030	568,000	597,557
2.70%, 02/15/2032	55,000	53,491
VEREIT Operating Partnership L.P., 2.20%, 06/15/2028	191,000	192,204
		843,252
Restaurants–0.36%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	480,000	465,646
Aramark Services, Inc., 5.00%, 04/01/2025(b)	87,000	89,284
IRB Holding Corp., 6.75%, 02/15/2026(b)	122,000	126,271
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Restaurants–(continued)
Yum! Brands, Inc., 3.63%, 03/15/2031	$170,000	$168,132
		849,333
Retail REITs–0.82%
Agree L.P., 2.60%, 06/15/2033	225,000	222,020
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	293,000	323,096
Kimco Realty Corp.,
1.90%, 03/01/2028	426,000	424,467
2.70%, 10/01/2030	50,000	50,669
National Retail Properties, Inc., 3.50%, 04/15/2051	286,000	283,678
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	42,000	44,389
Regency Centers L.P., 4.13%, 03/15/2028	301,000	333,586
Retail Properties of America, Inc., 4.75%, 09/15/2030	244,000	266,304
		1,948,209
Security & Alarm Services–0.01%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	33,000	33,866
Semiconductor Equipment–0.02%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030(b)	50,000	53,889
Semiconductors–3.05%
Analog Devices, Inc., 3.13%, 12/05/2023	407,000	432,146
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/2027	470,000	516,627
3.50%, 01/15/2028	939,000	1,011,670
Broadcom, Inc.,
5.00%, 04/15/2030	483,000	558,076
2.45%, 02/15/2031(b)	229,000	220,095
4.30%, 11/15/2032	472,000	521,501
3.47%, 04/15/2034(b)	1,383,000	1,401,939
Marvell Technology, Inc., 2.95%, 04/15/2031(b)	567,000	574,373
Micron Technology, Inc.,
4.98%, 02/06/2026	275,000	317,981
4.19%, 02/15/2027	751,000	848,859
NXP B.V./NXP Funding LLC (China), 3.88%, 09/01/2022(b)	806,000	838,551
Skyworks Solutions, Inc., 3.00%, 06/01/2031	13,000	13,181
		7,254,999
Soft Drinks–0.38%
Coca-Cola Europacific Partners PLC (United Kingdom), 1.50%, 01/15/2027(b)	200,000	198,787
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	685,000	694,522
		893,309
	Principal Amount	Value
Sovereign Debt–1.17%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	$200,000	$222,728
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	215,000	216,183
Egypt Government International Bond (Egypt),
3.88%, 02/16/2026(b)	279,000	277,772
5.88%, 02/16/2031(b)	262,000	258,469
7.50%, 02/16/2061(b)	306,000	294,823
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	377,000	389,366
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(b)	230,000	210,694
Oman Government International Bond (Oman),
6.25%, 01/25/2031(b)	200,000	212,605
7.00%, 01/25/2051(b)	200,000	200,170
Peruvian Government International Bond (Peru), 2.78%, 01/23/2031	131,000	131,656
Turkey Government International Bond (Turkey), 4.75%, 01/26/2026	385,000	375,997
		2,790,463
Specialized Consumer Services–0.04%
Terminix Co. LLC (The), 7.45%, 08/15/2027	75,000	87,730
Specialized Finance–0.43%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	682,000	739,733
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/2030	275,000	280,974
		1,020,707
Specialized REITs–0.85%
American Tower Corp.,
2.70%, 04/15/2031	559,000	565,838
3.10%, 06/15/2050	511,000	475,656
Crown Castle International Corp., 3.25%, 01/15/2051	40,000	37,798
Extra Space Storage L.P., 2.55%, 06/01/2031	207,000	206,554
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	122,000	126,085
SBA Communications Corp.,
4.88%, 09/01/2024	95,000	97,079
3.13%, 02/01/2029(b)	540,000	519,075
		2,028,085
Specialty Chemicals–0.44%
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	58,000	59,688
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	353,000	365,277
5.50%, 03/18/2031	591,000	619,143
		1,044,108
Steel–0.06%
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	38,000	44,511
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Steel–(continued)
Commercial Metals Co., 3.88%, 02/15/2031	$89,000	$88,002
		132,513
Systems Software–0.72%
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	78,000	82,252
Camelot Finance S.A., 4.50%, 11/01/2026(b)	207,000	214,796
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	324,000	318,349
Oracle Corp.,
3.60%, 04/01/2050	664,000	654,663
3.85%, 04/01/2060	445,000	445,692
		1,715,752
Technology Distributors–0.21%
Avnet, Inc., 4.63%, 04/15/2026	444,000	501,973
Technology Hardware, Storage & Peripherals–1.86%
Apple, Inc.,
1.65%, 02/08/2031	35,000	33,855
2.65%, 05/11/2050	463,000	428,363
2.80%, 02/08/2061	870,000	800,057
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	120,000	122,550
4.00%, 07/15/2024(b)	425,000	462,630
6.02%, 06/15/2026(b)	829,000	988,750
4.90%, 10/01/2026(b)	247,000	283,768
8.35%, 07/15/2046(b)	669,000	1,051,598
Lenovo Group Ltd. (China), 3.42%, 11/02/2030(b)	230,000	235,972
		4,407,543
Thrifts & Mortgage Finance–0.04%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	75,000	86,093
Tobacco–0.49%
Altria Group, Inc.,
2.45%, 02/04/2032	419,000	397,158
4.00%, 02/04/2061	418,000	390,674
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	290,000	285,526
Philip Morris International, Inc., 0.88%, 05/01/2026	92,000	91,094
		1,164,452
Trading Companies & Distributors–0.55%
Air Lease Corp.,
3.38%, 06/01/2021	825,000	825,000
3.00%, 09/15/2023	375,000	392,836
Aircastle Ltd., 5.00%, 04/01/2023	85,000	91,067
		1,308,903
Trucking–2.79%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	708,000	759,817
3.50%, 11/01/2027(b)	1,200,000	1,256,492
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)	520,000	536,258
5.38%, 03/01/2029(b)	199,000	207,210
	Principal Amount	Value
Trucking–(continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.13%, 08/01/2023(b)	$1,796,000	$1,925,678
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	474,000	484,910
4.13%, 07/15/2023(b)	552,000	587,075
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	540,000	544,962
3.15%, 06/15/2031(b)	320,000	319,111
		6,621,513
Wireless Telecommunication Services–2.31%
Colombia Telecomunicaciones S.A. ESP (Colombia), 4.95%, 07/17/2030(b)	265,000	274,646
Sprint Capital Corp., 8.75%, 03/15/2032	53,000	78,650
Sprint Corp.,
7.88%, 09/15/2023	70,000	79,405
7.63%, 02/15/2025	74,000	87,588
7.63%, 03/01/2026	65,000	79,056
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	149,625	150,111
4.74%, 03/20/2025(b)	922,000	989,970
5.15%, 03/20/2028(b)	1,587,000	1,820,424
T-Mobile USA, Inc.,
2.25%, 02/15/2026(b)	320,000	323,104
2.63%, 04/15/2026	366,000	372,970
2.63%, 02/15/2029	200,000	192,359
3.50%, 04/15/2031	175,000	178,201
4.50%, 04/15/2050	294,000	333,076
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	500,000	530,037
		5,489,597
Total U.S. Dollar Denominated Bonds & Notes (Cost $198,778,139)		210,779,791
	Shares
Preferred Stocks–5.27%
Asset Management & Custody Banks–0.01%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	30,000	32,775
Diversified Banks–2.68%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	1,034,000	1,173,590
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	450,000	523,687
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	956,000	1,003,513
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	373,000	381,393
JPMorgan Chase & Co., 3.66%, Series I, Pfd.	387,000	386,033
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,897,842
		6,366,058
Integrated Telecommunication Services–0.26%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	500,000	616,416
Investment Banking & Brokerage–1.64%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	364,000	366,275
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)	495,000	498,797
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Shares	Value
Investment Banking & Brokerage–(continued)
Morgan Stanley, 7.13%, Series E, Pfd.(c)	65,000	$1,883,700
Morgan Stanley, 6.88%, Series F, Pfd.(c)	40,000	1,136,000
		3,884,772
Life & Health Insurance–0.14%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	312,000	326,040
Multi-Utilities–0.12%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)	271,000	289,462
Other Diversified Financial Services–0.09%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	208,000	224,120
Regional Banks–0.33%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(c)	30,000	783,600
Total Preferred Stocks (Cost $11,346,119)		12,523,243
	Principal Amount
U.S. Treasury Securities–3.53%
U.S. Treasury Bills–0.41%
0.02% - 0.04%, 07/15/2021(f)(g)	$987,000	986,941
U.S. Treasury Bonds–0.93%
2.25%, 05/15/2041	1,719,000	1,732,698
1.88%, 02/15/2051	521,000	473,866
		2,206,564
U.S. Treasury Notes–2.19%
0.75%, 04/30/2026	1,882,700	1,879,464
1.25%, 04/30/2028	338,000	338,000
0.88%, 11/15/2030	215,000	201,898
1.63%, 05/15/2031	2,773,000	2,779,066
		5,198,428
Total U.S. Treasury Securities (Cost $8,371,356)		8,391,933
	Principal Amount		Value

Asset-Backed Securities–0.70%
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		$603,028	$646,884
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		314,555	330,898
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		648,225	693,576
Total Asset-Backed Securities (Cost $1,577,763)			1,671,358
Non-U.S. Dollar Denominated Bonds & Notes–0.41%(h)
Building Products–0.05%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(b)	EUR	100,000	125,426
Movies & Entertainment–0.22%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	350,000	511,408
Sovereign Debt–0.14%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	300,000	343,428
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $846,143)			980,262
	Shares
Money Market Funds–1.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(i)(j)		1,016,350	1,016,350
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(i)(j)		732,167	732,460
Invesco Treasury Portfolio, Institutional Class, 0.01%(i)(j)		1,161,543	1,161,543
Total Money Market Funds (Cost $2,910,345)			2,910,353
TOTAL INVESTMENTS IN SECURITIES–99.87% (Cost $223,829,865)			237,256,940
OTHER ASSETS LESS LIABILITIES—0.13%			302,108
NET ASSETS–100.00%			$237,559,048
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $98,585,349, which represented 41.50% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,924,095	$5,559,469	$(6,467,214)	$-	$-	$1,016,350	$51
Invesco Liquid Assets Portfolio, Institutional Class	1,422,808	3,971,049	(4,661,397)	(33)	33	732,460	19
Invesco Treasury Portfolio, Institutional Class	2,198,965	6,353,679	(7,391,101)	-	-	1,161,543	21
Total	$5,545,868	$15,884,197	$(18,519,712)	$(33)	$33	$2,910,353	$91

(j)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	342	September-2021	$75,491,157	$23,374	$23,374
U.S. Treasury 5 Year Notes	256	September-2021	31,706,000	29,897	29,897
Subtotal—Long Futures Contracts				53,271	53,271
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	55	September-2021	(7,256,563)	(11,718)	(11,718)
U.S. Treasury 10 Year Ultra Notes	72	September-2021	(10,436,625)	(23,778)	(23,778)
U.S. Treasury Ultra Bonds	35	September-2021	(6,483,750)	(30,976)	(30,976)
Subtotal—Short Futures Contracts				(66,472)	(66,472)
Total Futures Contracts				$(13,201)	$(13,201)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 36, Version 1	Sell	5.00%	Quarterly	06/20/2026	2.873%	USD	400,000	$(460,787)	$(465,595)	$(4,808)

(a)	Implied credit spreads represent the current level, as of May 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2021	Morgan Stanley and Co. International PLC	EUR	1,255,000	USD	1,527,815	$(9,093)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$210,779,791	$—	$210,779,791
Preferred Stocks	6,701,142	5,822,101	—	12,523,243
U.S. Treasury Securities	—	8,391,933	—	8,391,933
Asset-Backed Securities	—	1,671,358	—	1,671,358
Non-U.S. Dollar Denominated Bonds & Notes	—	980,262	—	980,262
Money Market Funds	2,910,353	—	—	2,910,353
Total Investments in Securities	9,611,495	227,645,445	—	237,256,940
Other Investments - Assets*
Futures Contracts	53,271	—	—	53,271
Other Investments - Liabilities*
Futures Contracts	(66,472)	—	—	(66,472)
Forward Foreign Currency Contracts	—	(9,093)	—	(9,093)
Swap Agreements	—	(4,808)	—	(4,808)
	(66,472)	(13,901)	—	(80,373)
Total Other Investments	(13,201)	(13,901)	—	(27,102)
Total Investments	$9,598,294	$227,631,544	$—	$237,229,838

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Bond Fund